UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: December 31, 2006

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 100

Form 13F Information Table Value Total:$487,124,025

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December 31 2006	TITLE 		VALUE	SHARES/	INVSTMT	VOTING
Name of Issuer	OF CLASS	CUSIP	(x$1000)	PRN AMT	DSCRETN	AUTH
Abbott Labs	COM	002824100	486	9970	SOLE	SOLE
Affymetrix Inc	COM	00826T108	434	18800	SOLE	SOLE
Altria Group Inc	COM	02209S103	421	4900	SOLE	SOLE
Alza Corp	CNV	022615AC2	168	1000	SOLE	SOLE
American Express	COM	025816109	1796	29595	SOLE	SOLE
American Int'l Group	COM	026874107	21685	302610	SOLE	SOLE
Amgen Inc	COM	031162100	12150	177866	SOLE	SOLE
Analog Devices Inc.	COM	032654105	17999	547576	SOLE	SOLE
AT &T Inc	COM	00206R102	793	22171	SOLE	SOLE
BankAmerica Corp	COM	066050104	1581	29621	SOLE	SOLE
Bank of New York	COM	064057102	1074	27286	SOLE	SOLE
Beckman Coulter Inc.	COM	075811109	21968	367350	SOLE	SOLE
Bellsouth Corp	COM	079860102	422	8954	SOLE	SOLE
Berkshire Hathaway Inc CL A	COM	084670108	660	6	SOLE	SOLE
Berkshire Hathaway Inc CL B	COM	084670207	1129	308	SOLE	SOLE
Biogen Idec	COM	09062X103	22897	465477	SOLE	SOLE
Boeing Co	COM	097023105	504	5671	SOLE	SOLE
B P Amoco PLC	COM	055622104	1156	17224	SOLE	SOLE
Bristol Myers	COM	110122108	583	22135	SOLE	SOLE
Brown Forman CL B	COM	115637209	10863	163988	SOLE	SOLE
CBS Corp	COM	124857202	212	6808	SOLE	SOLE
Charles River Labs	COM	159864107	4803	111060	SOLE	SOLE
Chevron Texaco Corp	COM	166764100	463	6300	SOLE	SOLE
Chubb Corp	COM	171232101	25167	475656	SOLE	SOLE
Church & Dwight Inc	COM	171340102	320	7500	SOLE	SOLE
Cintas Corp	COM	172908105	238	6000	SOLE	SOLE
Citigroup	COM	172967101	3364	60387	SOLE	SOLE
Coca Cola Co.	COM	191216100	1284	26618	SOLE	SOLE
Coca Cola FEMSA S A DE C	COM	191241108	3607	94920	SOLE	SOLE
Colgate Palmolive	COM	194162103	1471	22550	SOLE	SOLE
CVS	COM	126650100	266	8600	SOLE	SOLE
Dionex Corp.	COM	254546104	14126	249085	SOLE	SOLE
Disney Walt Co Del	COM	254687106	1085	31661	SOLE	SOLE
Donnelley R R & Sons	COM	257867101	223	6280	SOLE	SOLE
Dow Chemical	COM	260543103	5871	147150	SOLE	SOLE
Edison International	COM	281020107	257	5646	SOLE	SOLE
Emerson Electric Co	COM	291011104	330	7480	SOLE	SOLE
Exxon Mobil Corp	COM	30231G102	4026	52536	SOLE	SOLE
Gannett Inc.	COM	364730101	7909	130810	SOLE	SOLE
General Electric	COM	369604103	17495	470176	SOLE	SOLE
General Mills Inc.	COM	370334104	732	12700	SOLE	SOLE
Goldman Sachs	COM	38141G104	927	4650	SOLE	SOLE
Grainger WW Inc.	COM	384802104	9797	140076	SOLE	SOLE
Grupo Televiso	COM	40049J206	12843	475480	SOLE	SOLE
Harley Davidson	COM	412822108	599	8500	SOLE	SOLE
Hartford Finl Svcs 	COM	416515104	642	6880	SOLE	SOLE
Heinz H J Co	COM	423074103	243	5400	SOLE	SOLE
Hershey Foods Corp	COM	427866108	9501	190790	SOLE	SOLE
Hewlett Packard	COM	428236103	6768	164300	SOLE	SOLE
Home Depot	COM	437076102	2706	67392	SOLE	SOLE
Honeywell Intl Inc	COM	438516106	8856	195765	SOLE	SOLE
IBM	COM	459200101	5224	53772	SOLE	SOLE
Incyte Corp	COM	45337C102	120	20500	SOLE	SOLE
Intel Corp	COM	458140100	679	33543	SOLE	SOLE
Johnson & Johnson	COM	478160104	37357	565850	SOLE	SOLE
Lone Star Technologies	COM	542312103	242	5000	SOLE	SOLE
Maxygen	COM	577776107	2471	229476	SOLE	SOLE
McAfee	COM	579064106	7233	254848	SOLE	SOLE
McDonalds Corp	COM	580135101	681	15360	SOLE	SOLE
Merck & Co.	COM	589331107	3206	73523	SOLE	SOLE
Merrill Lynch & Co.	COM	590188108	6505	69866	SOLE	SOLE
Microsoft Corp	COM	594918104	401	13422	SOLE	SOLE
Minn Mng & Mfg Co	COM	604059105	488	6260	SOLE	SOLE
Morgan J. P.	COM	616880100	24617	509662	SOLE	SOLE
Morgan Stanley	COM	617446448	6067	74510	SOLE	SOLE
Motorola Inc.	COM	620076109	614	29850	SOLE	SOLE
Novo-Nordisk A S	COM	670100205	209	2500	SOLE	SOLE
Pall Corp	COM	696429307	253	7333	SOLE	SOLE
Pepsico	COM	713448108	2054	32838	SOLE	SOLE
Pfizer Inc	COM	717081103	1505	58123	SOLE	SOLE
Proctor & Gamble	COM	742718109	1883	29305	SOLE	SOLE
Raytheon Company New	COM	755111507	9458	179137	SOLE	SOLE
Rockwell Automation Inc.	COM	774347108	3488	57098	SOLE	SOLE
Rockwell Collins	COM	774341101	6435	101671	SOLE	SOLE
Ross Stores Inc	COM	778296103	2017	68848	SOLE	SOLE
Royal Dutch Shell PLC	COM	780259206	939	13264	SOLE	SOLE
Royal Dutch Shell PLC	COM	780259107	208	2930	SOLE	SOLE
Sara Lee Corp.	COM	803111103	254	14932	SOLE	SOLE
Schering Plough Corp	COM	806605101	5025	212567	SOLE	SOLE
Schlumberger Limited	COM	806857108	12181	192864	SOLE	SOLE
Shaw Communications	COM	82028K200	206	6500	SOLE	SOLE
State Street Corp	COM	857477103	9303	137942	SOLE	SOLE
Steinway Musical Instr	COM	858495104	4934	158900	SOLE	SOLE
Stryker Corp.	COM	863667101	496	9000	SOLE	SOLE
Teradyne Inc	COM	880770102	11681	780836	SOLE	SOLE
Teva Pharmaceutical	COM	881624209	6026	193900	SOLE	SOLE
Tiffany & Co.	COM	886547108	27832	709284	SOLE	SOLE
Travelelrs PPTY Corp	COM	89420G307	938	35900	SOLE	SOLE
Tribune Co New	COM	896047107	8635	280530	SOLE	SOLE
United Technologies	COM	913017109	200	3200	SOLE	SOLE
US Bancorp	COM	902973106	2674	73895	SOLE	SOLE
VCA Antech Inc	COM	918194101	2339	72650	SOLE	SOLE
Viacom Inc.	COM	92553P201	279	6808	SOLE	SOLE
Vodaphone	COM	92857W209	232	8354	SOLE	SOLE
Wachovia Corp	COM	929903102	911	15996	SOLE	SOLE
Walgreen Co	COM	931422109	317	6900	SOLE	SOLE
WPP Group PLC	COM	929309300	1936	28565	SOLE	SOLE
Wiley John & Sons Inc	COM	968223206	277	7200	SOLE	SOLE
Williams Sonoma Inc	COM	969904101	566	18000	SOLE	SOLE
Wyeth Labs	COM	983024100	629	12360	SOLE	SOLE
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